Commitments And Contingencies (Schedule Of Future Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Non-Cancelable Operating Leases [Abstract]
2014	$ 401,390
2015	377,981
2016	309,239
2017	266,063
2018	226,722
Thereafter	1,344,727
Total	2,926,122
Non-Cancelable Contracts [Abstract]
2014	533,454
2015	422,395
2016	341,684
2017	200,411
2018	987
Thereafter	539,324
Total	2,038,255
Capital Expenditure Commitments [Abstract]
2014	44,224
2015	27,007
2016	14,382
2017	2,454
2018	152
Thereafter	23,532
Total	111,751
Employment/Talent Contracts Future Minimum Payments Due [Abstract]
2014	84,009
2015	76,770
2016	72,223
2017	30,618
2018	11,000
Thereafter	0
Total	$ 274,620